Accrued Expenses and Other Long-Term Liabilities	12 Months Ended
Sep. 29, 2012
Accrued Expenses and Other Long-Term Liabilities
16.	Accrued Expenses and Other Long-Term Liabilities

Accrued expenses and other long-term liabilities consist of the following:

	September 29, 2012	September 24, 2011
Accrued Expenses
Compensation and employee benefits	$143,673	$97,747
Contingent consideration	143,881	100,255
Deferred payment to TCT	—	47,949
Income taxes and other taxes	12,424	33,070
Interest	18,422	9,802
Other	53,981	36,504

	$372,381	$325,327

	September 29, 2012	September 24, 2011
Other Long-Term Liabilities
Accrued lease obligation—long-term	$33,256	$32,846
Reserve for income tax uncertainties	38,518	11,202
Pension liabilities	9,397	7,714
Contingent consideration	3,322	48,872
Other	13,757	6,328

	$98,250	$106,962